Empower SP 500 Index Fund Annual Fund Operating Expenses - Empower SP 500 Index Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.35%
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.49%